accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
accounts payable and accrued liabilities
Accrued liabilities	$ 1,593	$ 1,539
Payroll and other employee-related liabilities	656	633
Restricted share units liability	1	28
Total	2,250	2,200
Trade accounts payable	1,382	1,213
Interest payable	206	173
Indirect taxes payable and other	109	119
Total	$ 3,947	$ 3,705